Dividends (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Dividends Paid

	Year ended 30 June 2020		Year ended 30 June 2019		Year ended 30 June 2018
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period (1)
Prior year final dividend	78	3,946	63	3,356	43	2,291
Interim dividend	65	3,288	55	2,788	55	2,930
Special dividend	–	–	102	5,158	–	–

	143	7,234	220	11,302	98	5,221

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2019: 5.5 per cent; 2018: 5.5 per cent).

Summary of Franking Credits
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2020	2019	2018
	US$M	US$M	US$M
Franking credits as at 30 June	10,980	8,681	10,400
Franking credits arising from the payment of current tax	471	1,194	1,330

Total franking credits available (1)	11,451	9,875	11,730

(1)	The payment of the final 2020 dividend determined after 30 June 2020 will reduce the franking account balance by US$694 million.